Related Party Transactions - Net Transfers To And From Vista Outdoor (Details) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Total net transfers (to) from Parent	$ (49,812)	$ (34,999)	$ (112,082)	$ 731,801	$ 606,445
General financing activities
Related Party Transaction [Line Items]
Total net transfers (to) from Parent	(49,682)	(48,322)	(188,648)	682,747	543,714
Corporate allocations
Related Party Transaction [Line Items]
Total net transfers (to) from Parent	(1,942)	11,600	71,374	35,773	50,094
Share-based compensation
Related Party Transaction [Line Items]
Total net transfers (to) from Parent	$ 1,812	$ 1,723	$ 5,192	$ 13,281	$ 12,637